Loans and Convertible Bridge Financing	12 Months Ended
Dec. 31, 2019
Convertible Bridge Financing Disclosure [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 8:-	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.	On March 22, 2017, the Company received a loan for a principal amount of $162,000 from a lender according to a promissory note executed between the parties. In connection with the loan, commitment fees in the total amount of $12,000 were deducted from the consideration received. The loan bears an interest rate of 12% annually, which must be repaid in five (5) equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017, subject to any early repayment in accordance with the terms set forth in the promissory note. In addition, pursuant to the loan agreement, the lender received a five-year warrant to purchase 50,000 ordinary shares, at an exercise price of $1.50 per share. The Company classified the warrants as liabilities in the amount of $24,573 (the Company used the following assumptions: 0% dividend yield, 71% expected volatility, 2.12% risk free rate and 4.22 expected life in years). As of December 31, 2019 and 2018 the fair value of the warrants amounted to $3 and $72, respectively. The loan was fully repaid by the Company on January 2, 2018.

b.	In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders (all together “CLA August 2017”), whereby the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600 and five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.20 and additional five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.00 that were granted as additional issuance costs. The Company classified the warrants as liabilities in the amount of $37,592 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility,2.16% risk free rate and 4.63 expected life in years). As of December 31, 2019 and 2018, the fair value of the warrants amounted to $32 and $266, respectively. Additional principal loan of $22,322 was provided during the year ended December 31, 2019.

As part of the secured convertible notes, the Company also issued a five-year warrant to purchase 905,555 ordinary shares, at an exercise price of $1.20 per ordinary share. The Company classified the warrants as in the amount of $492,034 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility, 2.16% risk free rate and 4.64 expected life in years). As of December 31, 2019 and 2018, the fair value of the warrants amounted to $22,027 and $35,802, respectively.

The notes include a 10% original issue discount on the consideration paid and bear interest at 6% per annum. The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes. The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 and further adjusted in October 2018 to $0.17. The Company accounted for the convertible loan in accordance with ASC 470-20, Debt with conversion and other Options. According to ASC 470-20-30-8, since the intrinsic value of the beneficial conversion feature (“BCF”) exceeds the entire proceeds of the convertible loan, The Company allocated the entire proceeds to the BCF as additional paid in capital. During 2019 and 2018, $98,865 and $59,207 of the convertible notes were converted into 576,270 and 178,689 ordinary shares, respectively.  In June 2020, $35,145 of the convertible notes were converted into 206,735 ordinary shares and in January and February 2021, $84,758 of the convertible notes were converted into 498,578 ordinary shares. The Company may require mandatory conversion of the notes in certain circumstances and pay the convertible note in cash upon event of fundamental transaction and change of control transaction as described in the convertible note agreement.

In connection with the convertible loan agreement signed in October 2018 as described in section d. below, the holders of CLA August 2017 agreed to extend the original maturity date in additional 24 months. In addition, the Company issued to certain holders of CLA August 2017 four-year warrants to purchase 1,659,971 ordinary shares at an exercise price of $0.17. The Company classified the warrants as liabilities in the amount of $42,591 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.96% risk free rate and 3.75 expected life in years). As of December 31, 2019 and 2018, the fair value of the warrants amounted to $11,522 and $66,004, respectively.

The CLA August 2017 was required to be repaid by October 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company is currently in default under this agreement.

c.

On March 8, 2018, the Company entered into a Share Purchase Agreement with existing shareholders (“CLA March 2018”), pursuant to which the shareholders provided the Company an 18 month convertible loan in an aggregate principal amount of $150,000 and received from the Company warrants to purchase 400,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan amount bears interest of 5% per annum. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date was $214,996 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.65% risk free rate and 5 expected life in years). In connection with the loan agreement, both parties also agreed that in case the ordinary share fair value will be lower than $1.00 as of December 31, 2018, the Company will compensate the shareholders with additional warrants to purchase 200,000 ordinary shares with the same terms, such additional grant was realized and on December 31, 2018 the Company issued such warrants. Those additional warrants were recorded as liability as of March 8, 2018 in the amount of $82,748 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years), upon their issuance date. As of December 31, 2018 the fair value of the warrants amounted to $4,314 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years) and were reclassified to equity due to their nature.

The CLA March 2018 was required to be repaid by September 2019. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company is currently in default under this agreement.

d.	On May 8, 2018, the Company entered into a Share Purchase Agreement with existing shareholders (“CLA May 2018”), pursuant to which the shareholders provided the Company with an 18 month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years).

The CLA May 2018 was required to be repaid by November 2019. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company is currently in default under this agreement.

e.

On October 10, 2018, the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously (“CLA October 2018”). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, (“Additional Loan Amount”) and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of the Additional Loan Amount provided.

In March, April, August and December 2019 such investor invested additional amounts of $500,000, $500,000, $100,000 and $150,000, respectively on the account of the account of the Additional Loan Amount (“CLA March-December 2019”). The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.

The CLA October 2018 and the CLA March-December 2019 were required to be repaid by October 2020. This lender did not exercise its conversion right under the convertible loans prior to their repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loans due to financial difficulties and therefore the Company is currently in default under those agreements.

The option to lend the Additional Loan Amount, the warrants and the additional warrants classified as liability. The fair value of all those instruments aggregated to $500,741 as of October 10, 2018 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.82% risk free rate and 2 expected life in years). As of December 31, 2019 and 2018, the fair value of all the warrants amounted to $916,403 and $490,000, respectively.

In July 2020, this investor invested additional $16,748 on the account of the Additional Loan Amount and the Company granted the investor warrants to purchase ordinary shares for an aggregate purchase price of $83,740. The terms of that convertible loan and the associated warrants are the same as provided to the CLA November 2018.

On December 31, 2019, the Company and GTRIMG entered into a memorandum of understanding, or the MOU, pursuant to which GTRIMG agreed to provide additional loans to the Company and GTRIMG would receive additional Warrants. The MOU also provided for certain amendments to the existing Convertible Loan Agreement. The Company agreed to adopt a forecast, providing that, during 2020 grants, plus revenues, plus convertible loans (other than those received from GTRIMG) less liabilities on the balance sheet as of December 31, 2019 should not be less than $2,500,000, or the Management Minimum Forecast, out of which $1,250,000 shall be available in our bank account as of March 31, 2020, or the Target. Under the MOU, GTRIMG agreed to provide an additional loan as of the execution of the MOU in the amount of $150,000 under the existing Convertible Loan Agreement, or the Initial MOU Loan.

In addition, the MOU provides that if the C fail to meet the Target, then: (a) the Company’s valuation for purposes of all investments after January 1, 2018 shall be $2.0 million pre-money as of such date, thereby reflecting a price per share of $0.068, and (b) GTRIMG shall make loans to the Company of $100,000 per month for a period of 12 months commencing April 1, 2020, and under the same terms as the Convertible Loan Agreement, as adjusted under (a) above, or the Additional MOU Loans; provided, that following each six month period, GTRIMG may review whether the Company has complied with the Management Minimum Forecast as defined therein, and if it was not met for any six month period (beginning with the six month period ended June 30, 2020), then, three months after such review, GTRIMG may determine not to fund additional amounts.

Furthermore, under the MOU, the Company agreed to call a meeting of shareholders within 15 days of the date of the MOU in order to approve (i) the transactions contemplated by the MOU, (ii) an amendment to the articles of association of the Company to provide that GTRIMG may appoint a number of directors as shall reflect its holding should the Target not be met (assuming all convertible loans are converted) and (iii) an increase in authorized share capital as necessary. The Company also agreed to immediately appoint a representative of GTRIMG as chairman of the board of directors.

In January 2020, GTRIMG made the Initial MOU Loan.

In March 2021, the Company directors received a notice before legal action letter from GTRIMG’s lawyer associated with their previous agreements (including the MOU mentioned above). The main request derives from this letter is to convert all the CLA so far at a price per share of $0.068. Due to the early stage of this letter, we are in a process of assessing its consequences.

f.

On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders (“CLA November 2018”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $225,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability at the issuance date, their fair value aggregated to $79,227 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.87% risk free rate and 2 expected life in years). As of December 31, 2019 and 2018, the fair value of the warrants amounted to $50,510 and $78,796, respectively.

The CLA November 2018 was required to be repaid by November 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company is currently in default under this agreement.

g.

On December 29, 2018, the Company entered into a convertible loan agreement with a new investor (“CLA December 2018”), whereby they provided the Company with a convertible loan in an aggregate principal loan amount of $400,000. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under this agreement, the Company issued the lender warrants to purchase ordinary shares for an aggregate purchase price of $2,000,000.

As part of the CLA December 2018 the Company paid a finder’s fee of $40,000 and issued a five-year warrant commencing February 2019 to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The warrants issued to the new investor were classified as a liability. At the issuance date their fair value aggregated to $180,281, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.48% risk free rate and 2 expected life in years). As of December 31, 2019 and 2018, the fair value of the warrants amounted to $107,602 and $151,858, respectively.

The warrants issued as a finder’s fee compensation were classified as a liability. At the issuance date their fair value aggregated to $45,327, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years). As of December 31, 2019 and 2018, the fair value of the warrants amounted to $49,100 and $45,342, respectively.

The CLA December 2018 was required to be repaid by December 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company is currently in default under this agreement.

h.

In January, February and April 2019, the Company entered into several convertible loan agreements with existing shareholders (“CLA January-April 2019”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $200,000. The convertible loans bear interest at Israeli prime plus 4% per annum. Under those agreements, the Company issued to lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,000,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability. At the issuance date, their fair value aggregated to $98,377 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.11% risk free rate and 2 expected life in years) and $61,541 as of December 31, 2019.

The CLA January-April 2019 were required to be repaid by CLA January-April 2021. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company is currently in default under those agreements.

i.

In August, September and December 2019, the Company entered into several convertible loan agreements with a new investor and existing shareholders (“CLA August-December 2019”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $475,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $2,375,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability at the issuance date, their fair value aggregated to $409,668 (the Company used the following assumptions: 0% dividend yield, 54.50% expected volatility, 1.60% risk free rate and 2 expected life in years) and $227,998 as of December 31, 2019.

j.	The fair value of the warrants issued as part of the convertible loan agreements (“CLA”) along with finder’s fees as applicable were bifurcated out of the principal loans. Commencing with the grant dates the Company is calculating the accretion back to the principal amount during the CLA period along with the related interest and record them financial expenses in connection with convertible loans’ as part of the financial expenses (income), net line item within the statement of operations.

The Company’s CLA’s presented as part of its current and non-current liabilities as of December 31, 2019 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2019

CLA August 2017(*)	$905,555	$22,322	$(141,211)	$786,666	2020		$896,799	Refer to Note 8b
CLA March 2018(*)	150,000	-	-	150,000	2019		163,406	Refer to Note 8c
CLA May 2018(*)	170,000	-	-	170,000	2019		204,118	Refer to Note 8d
CLA October 2018(*)	1,000,000	-	-	1,000,000	2020	(***)	875,630	Refer to Note 8e
CLA November 2018(*)	225,000	-	-	225,000	2020	(***)	205,636	Refer to Note 8f
CLA December 2018(*)	400,000	-	-	400,000	2020	(***)	310,188	Refer to Note 8g
CLA January-April 2019(**)	200,000	-	-	200,000	2021	(***)	155,062	Refer to Note 8h
CLA March-December 2019(**)	1,250,000	-	-	1,250,000	2020	(****)	1,243,739	Refer to Note 8e
CLA August-December 2019(**)	475,000	-	-	475,000	2021	(***)	136,412	Refer to Note 8i

	$4,775,555,	$22,322	$(141,211)	$4,656,666			$4,190,990

(*)	Aggregated to $3,899,516 and presented within the current liabilities

(**)	Aggregated to $291,474 and presented within the non-current liabilities

(***)	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event

(****)	The due date for those convertible loans is October 2020 or earlier in case of a PO event